INTEREST BEARING LOANS AND BORROWINGS - Medium-term and long-term notes and bonds and private placement notes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Medium-term and long-term notes and bonds
Outstanding long-term and medium-term bonds	¥ 61,787,865		¥ 62,449,688
Medium-term notes and bonds and long-term bonds
Medium-term and long-term notes and bonds
Outstanding long-term and medium-term bonds	15,696,961		24,057,114
2007 long-term 4.64% bond
Medium-term and long-term notes and bonds
Face value	¥ 2,000,000
Interest rate (as a percent)	4.64%
Outstanding long-term and medium-term bonds			1,998,833
2015 medium-term 5.53% note
Medium-term and long-term notes and bonds
Face value	¥ 3,000,000
Interest rate (as a percent)	5.53%
Outstanding long-term and medium-term bonds	¥ 2,999,030		2,989,992
2015 medium-term 5.01% note
Medium-term and long-term notes and bonds
Face value	¥ 1,500,000		1,500,000
Interest rate (as a percent)	5.01%
Outstanding long-term and medium-term bonds	¥ 1,496,503		1,492,351
2012 medium-term 5.77% note
Medium-term and long-term notes and bonds
Face value	¥ 3,000,000		3,000,000
Interest rate (as a percent)	5.77%
Outstanding long-term and medium-term bonds			2,996,618
2013 medium-term 5.99% note
Medium-term and long-term notes and bonds
Face value	¥ 3,000,000	$ 3,000
Interest rate (as a percent)	5.99%
Outstanding long-term and medium-term bonds	¥ 2,999,211		2,993,272
2014 medium-term 7.35% note
Medium-term and long-term notes and bonds
Face value	¥ 3,000,000		3,000,000
Interest rate (as a percent)	7.35%
Outstanding long-term and medium-term bonds			2,997,622
2015 medium-term 6.11% note
Medium-term and long-term notes and bonds
Face value	¥ 3,000,000		3,000,000
Interest rate (as a percent)	6.11%
Outstanding long-term and medium-term bonds	¥ 2,999,359		2,996,615
2015 medium-term 6.08% note
Medium-term and long-term notes and bonds
Face value	¥ 2,000,000		2,000,000
Interest rate (as a percent)	6.08%
Outstanding long-term and medium-term bonds	¥ 1,998,275		1,993,474
2016 private placement 5.12% note
Medium-term and long-term notes and bonds
Face value	¥ 3,215,000		3,215,000
Interest rate (as a percent)	5.12%
Outstanding long-term and medium-term bonds	¥ 3,204,583		3,198,337
2012 Ningxia Energy medium-term 6.06% bond
Medium-term and long-term notes and bonds
Face value	¥ 400,000		400,000
Interest rate (as a percent)	6.06%
Outstanding long-term and medium-term bonds			¥ 400,000